Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 22,572	$ 22,935
Held-to-maturity, market value	28,400	26,561
Available-for-sale, amortized cost	347,520	336,335
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,571,968	7,498,588
Common stock, shares outstanding	7,571,968	7,498,588
Net unrealized losses on available-for-sale securities, income taxes	$ 421	$ 2,666